Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from contracts with customers
Summary of revenue for the Group's major product groups

	Years Ended December 31,
in €‘000	2023	2022	2021
Betting data / Betting entertainment tools	278,157	237,043	214,034
Managed Betting Services (“MBS”)	175,862	135,895	79,966
Virtual Gaming	12,804	16,154	15,357
Rest of the World Betting revenue	466,823	389,092	309,357
Betting AV	182,196	160,522	140,162
Integrity services	7,744	7,863	7,712
Other revenue	55,346	45,269	32,271
Rest of the World revenue	712,109	602,746	489,502
Media and advertising revenue	58,914	53,010	33,796
Betting data	50,629	29,737	15,150
Betting AV	19,173	10,963	5,166
Sports Solutions	36,796	33,732	17,588
United States revenue	165,512	127,442	71,700
Total Revenue	877,621	730,188	561,202